Stockholders Equity - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended											12 Months Ended						3 Months Ended		12 Months Ended				1 Months Ended			12 Months Ended			12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended												1 Months Ended	3 Months Ended
	Oct. 31, 2012	Aug. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Maximum	Dec. 31, 2009 Maximum	Nov. 30, 2006 Maximum	Dec. 31, 2012 Restricted Stock	Jun. 30, 2012 Restricted Stock	Dec. 31, 2012 Restricted Stock	Dec. 31, 2012 Stock Options	Dec. 31, 2010 Stock Options	Dec. 31, 2012 Employee Stock Purchase Plan, Twenty Zero Four	Jan. 31, 2012 Stock Incentive Plan 2003	Jan. 31, 2011 Stock Incentive Plan 2003	Jan. 31, 2010 Stock Incentive Plan 2003	Dec. 31, 2012 Stock Incentive Plan 2003	Dec. 31, 2012 Stock Incentive Plan 2003 Stock Options	Dec. 31, 2012 Stock Incentive Plan 2003 Stock Options Maximum	Dec. 31, 2012 Stock Incentive Plan Twenty Twelve	Dec. 31, 2012 Stock Incentive Plan Twenty Twelve Stock Options	Dec. 31, 2012 Stock Incentive Plan Twenty Twelve Stock Options Maximum	Dec. 31, 2012 Fiscal Year 2013	Aug. 31, 2012 Class B	Jul. 31, 2012 Class B	Dec. 31, 2012 Class B Vote	Dec. 31, 2011 Class B	Dec. 31, 2010 Class B	Dec. 31, 2012 Class B Employee Stock Purchase Plan, Twenty Zero Four	Dec. 31, 2011 Class B Employee Stock Purchase Plan, Twenty Zero Four	Dec. 31, 2010 Class B Employee Stock Purchase Plan, Twenty Zero Four	Dec. 31, 2012 Class B Employee Stock Purchase Plan, Twenty Zero Four Minimum	Dec. 31, 2011 Class B Employee Stock Purchase Plan, Twenty Zero Four Minimum	Dec. 31, 2010 Class B Employee Stock Purchase Plan, Twenty Zero Four Minimum	Dec. 31, 2012 Class B Employee Stock Purchase Plan, Twenty Zero Four Maximum	Dec. 31, 2011 Class B Employee Stock Purchase Plan, Twenty Zero Four Maximum	Dec. 31, 2010 Class B Employee Stock Purchase Plan, Twenty Zero Four Maximum	Aug. 31, 2012 Class A	Jul. 31, 2012 Class A	Dec. 31, 2012 Class A Vote	Dec. 31, 2011 Class A
Shareholders Equity And Share Based Payments [Line Items]
Preferred stock, shares authorized														1,000,000
Common stock, shares authorized														137,500,000	137,500,000																							125,000,000	125,000,000													12,500,000	12,500,000
Preferred stock, par value														$ 0.01
Votes per share																																						1														25
Share repurchase program, number of shares authorized for repurchase																	12,000,000	11,000,000	3,000,000
Treasury stock acquired, shares																																						(387,000)	(883,000)	(1,234,000)
Treasury stock acquired, value														$ 1,651,000	$ 6,159,000	$ 6,534,000																						$ 1,651,000	$ 6,159,000	$ 6,534,000
Treasury stock, shares retired																																						1,249,000	1,011,000
Cash Dividend per share declared	$ 0.035	$ 0.015	$ 0.020	$ 0.020	$ 0.020	$ 0.020	$ 0.020	$ 0.020	$ 0.020	$ 0.020	$ 0.020	$ 0.020	$ 0.020																						$ 0.14	$ 0.035	$ 0.02													$ 0.035	$ 0.02
Per share dividend paid														$ 0.25	$ 0.08	$ 0.08																				$ 0.015														$ 0.015
Cash dividend paid		566,000
Payment date	Nov. 15, 2012	Aug. 31, 2012	Aug. 15, 2012	May 15, 2012	Feb. 15, 2012	Nov. 15, 2011	Aug. 15, 2011	May 16, 2011	Feb. 15, 2011	Nov. 15, 2010	Aug. 16, 2010	May 17, 2010	Feb. 15, 2010																						Dec. 31, 2012
Date of record	Nov. 02, 2012	Aug. 16, 2012	Aug. 03, 2012	May 04, 2012	Feb. 03, 2012	Nov. 05, 2011	Aug. 05, 2011	May 06, 2011	Feb. 04, 2011	Nov. 05, 2010	Aug. 06, 2010	May 05, 2010	Feb. 04, 2010																						Dec. 18, 2012
Dividend paid	1,300,000	566,000	755,000	743,000	751,000	745,000	738,000	743,000	712,000	701,000	705,000	704,000	706,000	9,376,000	2,938,000	2,816,000																			5,300,000
Stock incentive plan, shares authorized																									300,000					4,000,000	8,000,000	5,377,388		3,500,000
Stock incentive plan, annual increase as a percentage of outstanding common stock																													5.00%			5.00%
Stock incentive plan, additional shares authorized														1,877,411	1,774,752	1,768,421										1,877,411	1,774,752	1,768,421				1,877,388
Stock incentive plan, shares available for grant																									214,000	19,553,758	17,676,347	15,901,595
Stock incentive plan, options term																													10 years			10 years
Stock incentive plan, options annual vesting percentage																													25.00%			25.00%
Stock incentive plan, vesting period																								2 years						4 years			4 years
Stock option compensation not yet recognized														6,600,000
Unrecognized compensation cost, weighted average recognition period																						2 years 7 months 6 days	2 years 6 months
Proceed from exercise of stock option														27,000	1,754,000	372,000
Income tax benefit (shortfall) of option exercises and restricted stock vesting, net														(4,006,000)	913,000	(537,000)
Unrecognized compensation expense																				13,300,000		13,300,000
Equity awards vested																				1,050,000	195,000
Shares received for withholding taxes																						391,000
Equity awards vested																						1,255,000
Minimum withholding tax																						1,600,000
Percentage of compensation eligible for purchase of stock														15.00%
Maximum value of stock employee is permitted to purchase in any calender year														$ 25,000
Common stock purchase price as a percentage of fair value																																									95.00%
Stock purchased by eligible employee																																									9,817	3,637	3,304
Stock purchased by eligible employee, price per share																																												$ 3.43	$ 5.94	$ 3.66	$ 4.24	$ 8.44	$ 9.06